Segment reporting - Narrative (Details) € in Thousands	Dec. 31, 2025 EUR (€) segment	Dec. 31, 2024 EUR (€)
Disclosure of operating segments [abstract]
Number of reportable segments | segment	3
Number of operating segments | segment	3
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets) | €	€ 1,441,952	€ 1,420,296
Netherlands
Disclosure of operating segments [line items]
Total non-current assets (other than financial instruments and deferred tax assets) | €	€ 2,383	€ 538